VESSELS AND EQUIPMENT - Schedule of Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessels and equipment [Roll Forward]
Net Carry Value, beginning balance	$ 2,342,130
Disposals			$ 173,203
Depreciation	(122,566)	$ (141,748)	(141,043)
Net Carry Value, ending balance	2,476,755	2,342,130
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Additions	467	894
Vessels and equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period	2,577,293	1,635,011	1,311,544
Accumulated Depreciation beginning balance	(235,163)	(157,616)	(122,346)
Net Carry Value, beginning balance	2,342,130	1,477,395	1,189,198
Additions			215
Depreciation	(96,438)	(77,547)	(53,369)
Balance, end of period	2,808,356	2,577,293	1,635,011
Accumulated Depreciation ending balance	(331,601)	(235,163)	(157,616)
Net Carry Value, ending balance	2,476,755	2,342,130	1,477,395
Newbuildings [Member]
Vessels and equipment [Roll Forward]
Transfers from Newbuildings	$ 230,596	$ 941,388	532,766
Impairment charge - asset cost [Member]
Vessels and equipment [Roll Forward]
Impairment loss			36,311
Impairment charge - asset acc. deprecation [Member]
Vessels and equipment [Roll Forward]
Impairment loss			$ 18,099